Note Commitments and contingencies (FDIC dealings section) - Additional Information (Detail) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2017 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) D		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Nov. 12, 2015 USD ($)	Sep. 30, 2015 USD ($)	Apr. 13, 2015 USD ($)	Apr. 01, 2015 USD ($)	Nov. 25, 2014 USD ($)
FDIC Dealings [Line Items]
Write-off							$ 373,266
Loans and Leases Receivable, Gross, Carrying Amount, Covered					$ 572,878		646,115
F D I C Indemnification Asset					$ 69,334		310,221
Loss Contingency Aggregate Claims Damages Sought		$ 400,000
True Up Payment Term | D					45
Arbitration decision charge	[1]				$ 136,197		0		$ 0
FDIC
FDIC Dealings [Line Items]
Business Combination Contingent Consideration Liability					153,158		119,745
Portfolio Sales Arbitration Filed On June 2015
FDIC Dealings [Line Items]
Loss Contingency Aggregate Claims Damages Sought					88,500
Pending Dispute With FDIC
FDIC Dealings [Line Items]
Loss Contingency Aggregate Claims Damages Sought			$ 4,900
Banco Popular de Puerto Rico
FDIC Dealings [Line Items]
F D I C Indemnification Asset					116,800					$ 55,000
F D I C Seeks To Clawback Reimbursement					12,600
Banco Popular de Puerto Rico | Pending Dispute With FDIC
FDIC Dealings [Line Items]
Unreimbursed Claims Submitted to the FDIC												$ 6,900
Payments Withheld By The FDIC											$ 5,500
F D I C Indemnification Asset					5,500
Covered loans
FDIC Dealings [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered					$ 572,878	[2]	$ 646,115	[3]
Covered loans | Banco Popular de Puerto Rico | Pending Dispute With FDIC
FDIC Dealings [Line Items]
Loss Claim Disputed Amount															$ 66,600
Write-off				$ 53,300
F D I C Reimbursable Expenses Clawed Back														$ 1,700
Loss Contingency Increase In Damages Sought Value													$ 1,700

[1]	Refer to Note 28, Commitments and Contingencies, for additional information on the FDIC arbitration decision.
[2]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[3]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.